Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total property and equipment	$ 116,391	$ 7,759
Less: accumulated depreciation	(7,924)	(6,256)
Less: impairment			$ (73,999)
Property and equipment, net	108,467	1,503
Furniture [Member]
Total property and equipment	460	430
Electronic Equipment [Member]
Total property and equipment	15,931	7,329
Motor vehicle [Member]
Total property and equipment	100,000	7,329
Leasehold Improvements [Member]
Total property and equipment